Employee Benefit Plans	12 Months Ended
Dec. 30, 2012
Employee Benefit Plans [Abstract]
Employee Benefit Plans
(12) Employee Benefit Plans
The Company maintains a GateHouse Media, Inc. defined contribution plan (the “Defined Plan”) designed to conform to IRS rules for 401(k) plans for all of its employees satisfying minimum service requirements as set forth under the plan. The plan allows for a matching contribution at the discretion of the Company. Employees can contribute amounts up to 100% of their eligible gross wages to the plan, subject to IRS limitations. The Company implemented a Companywide matching contribution on January 1, 2008 and discontinued offering such matching contribution across the Company on January 1, 2009. Effective January 2, 2012 the Company reinstated the matching contribution across the Company. During fiscal 2010 and 2011 the Company only offered a matching contribution to certain groups of the Company's employees. The Company's current match ranges from 50% to 100% of a specified portion of employee contribution, which specified portion ranges from 1% to 6% of eligible gross wages. During the year ended December 30, 2012, when the Company offered a matching contribution across the entire Company, the Company's matching contribution to the plan was $1,033. During the years ended January 1, 2012 and December 31, 2010, when the Company did not offer a matching contribution across the entire Company, the Company's matching contributions to the plan were $117 and $102, respectively.
The Company maintains three nonqualified deferred compensation plans, as described below, for certain of its employees.
The Company maintains the GateHouse Media, Inc. Publishers' Deferred Compensation Plan (“Publishers Plan”), a nonqualified deferred compensation plan for the benefit of certain designated publishers of the Company's newspapers. Under the Publishers Plan, the Company credits an amount to a bookkeeping account established for each participating publisher pursuant to a pre-determined formula, which is based upon the gross operating profits of each such publisher's newspaper. The bookkeeping account is credited with earnings and losses based upon the investment choices selected by the participant. The amounts credited to the bookkeeping account on behalf of each participating publisher vest on an installment basis over a period of 15 years. A participating publisher forfeits all amounts under the Publishers Plan in the event that the publisher's employment with the Company is terminated for “cause”, as defined in the Publishers Plan. Amounts credited to a participating publisher's bookkeeping account are distributable upon termination of the publisher's employment with the Company and will be made in a lump sum or installments as elected by the publisher. The Publisher's Plan was frozen effective as of December 31, 2006, and all accrued benefits of participants under the terms of the Publisher's Plan became 100% vested. The Company recorded $0, $0 and $0 of compensation expense related to the Publishers Plan for the years ended December 30, 2012, January 1, 2012 and December 31, 2010, respectively.
The Company maintains the GateHouse Media, Inc. Executive Benefit Plan (“Executive Benefit Plan”), a nonqualified deferred compensation plan for the benefit of certain key employees of the Company. Under the Executive Benefit Plan, the Company credits an amount, determined at the Company's sole discretion, to a bookkeeping account established for each participating key employee. The bookkeeping account is credited with earnings and losses based upon the investment choices selected by the participant. The amounts credited to the bookkeeping account on behalf of each participating key employee vest on an installment basis over a period of 5 years. A participating key employee forfeits all amounts under the Executive Benefit Plan in the event that the key employee's employment with the Company is terminated for “cause”, as defined in the Executive Benefit Plan. Amounts credited to a participating key employee's bookkeeping account are distributable upon termination of the key employee's employment with the Company, and will be made in a lump sum or installments as elected by the key employee. The Executive Benefit Plan was frozen effective as of December 31, 2006, and all accrued benefits of participants under the terms of the Executive Benefit Plan became 100% vested. The Company recorded $0, $0 and $0 of compensation expense related to the Executive Benefit Plan for the years ended December 30, 2012, January 1, 2012 and December 31, 2010, respectively.
The Company maintains the GateHouse Media, Inc. Executive Deferral Plan (“Executive Deferral Plan”), a nonqualified deferred compensation plan for the benefit of certain key employees of the Company. Under the Executive Deferral Plan, eligible key employees may elect to defer a portion of their compensation for payment at a later date. Currently, the Executive Deferral Plan allows a participating key employee to defer up to 100% of his or her annual compensation until termination of employment or such earlier period as elected by the participating key employee. Amounts deferred are credited to a bookkeeping account established by the Company for this purpose. The bookkeeping account is credited with earnings and losses based upon the investment choices selected by the participant. Amounts deferred under the Executive Deferral Plan are fully vested and non-forfeitable. The amounts in the bookkeeping account are payable to the key employee at the time and in the manner elected by the key employee.